Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	$ 2,213,198	$ 2,273,242
Accumulated amortization	(1,336,689)	(1,022,062)
Intangible assets, net of accumulated amortization	876,509	1,251,180
Software [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	71,553	73,494
Application development [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	$ 2,141,645	$ 2,199,748